Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018		Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 5,639,658	$ 5,897,300	$ 11,473,674	$ 9,343,664	$ 20,050,776		$ 12,298,015
Cost of sales	3,688,581	4,030,852	7,778,420	6,473,345	13,892,025		9,244,329
Gross profit	1,951,077	1,866,448	3,695,254	2,870,319	6,158,751		3,053,686
Operating expenses
Marketing	331,515	310,756	650,614	433,193	1,068,629		402,621
General and administrative	2,390,383	1,915,995	4,608,772	3,465,602	7,644,880		4,929,369
Stock compensation	508,440	114,105	1,097,137	213,955	1,245,826		84,839
Total operating expenses	3,230,338	2,340,856	6,356,523	4,112,750	9,959,335		5,416,829
Loss from operations	(1,279,261)	(474,408)	(2,661,269)	(1,242,431)	(3,800,584)		(2,363,143)
Non-operating expenses:
Interest expense	(149,146)	(24,561)	(249,117)	(43,274)	(119,961)		(216,576)
Other income (expense)	4	(80)	512	4,007	24,672		2,324
Total non-operating expenses	(149,142)	(24,641)	(248,605)	(39,267)	(95,289)		(214,252)
Loss before income taxes and equity-method investments	(1,428,403)	(499,049)	(2,909,874)	(1,281,698)	(3,895,873)		(2,577,395)
Income tax benefit	0	0	0	0	0		0
Net loss	(1,428,403)	(499,049)	(2,909,874)	(1,281,698)	(3,895,873)		(2,577,395)
Comprehensive loss	$ (1,428,403)	$ (499,049)	$ (2,909,874)	$ (1,281,698)	$ (3,895,873)		$ (2,577,395)
Loss per share:
Net loss per share - basic and diluted	$ (0.06)	$ (0.02)	$ (0.11)	$ (0.05)	$ (0.16)		$ (0.11)
Weighted average shares used in computation	25,763,501	24,672,505	25,567,313	24,856,149	24,848,239	[1]	23,315,227	[1]

[1]	Weighted shares outstanding for the period ended December 31, 2017 were recalculated from partnership units to common stock shares with a conversion rate of 193.3936722 shares for each LLC unit.